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Invesco Nasdaq Biotechnology ETF
Summary Information
Investment Objective
The Invesco Nasdaq Biotechnology ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Nasdaq Biotechnology Index® (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Nasdaq Biotechnology ETF Invesco Nasdaq Biotechnology ETF
Management Fees	0.19%
Other Expenses	none
Total Annual Fund Operating Expenses	0.19%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco Nasdaq Biotechnology ETF | Invesco Nasdaq Biotechnology ETF | USD ($)	19	61	107	243

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) compiles the Underlying Index, which is a modified market-capitalization weighted index that is designed to measure the performance of securities listed on the Nasdaq Stock Market that are classified as either biotechnology or pharmaceutical companies. Eligible securities must (1) be classified under the biotechnology subsector or pharmaceuticals subsector of the Industry Classification Benchmark (“ICB”), (2) have a minimum market capitalization of $200 million at the time of the Underlying Index's annual rebalancing, and (3) have a minimum average daily trading volume of 100,000 shares.
The Underlying Index may include securities of large-, mid- and small-capitalization companies.
As of October 31, 2023, the Underlying Index was comprised of 261 constituents with market capitalizations ranging from approximately $192.8 billion to $7.7 million.
The Underlying Index is rebalanced annually in December and reweighted quarterly, effective at market open of the following trading day after the close of trading on the third Friday in March, June, September and
December. The Fund is rebalanced and reweighted in accordance with the Underlying Index. Securities in the Underlying Index are weighted by market capitalization. At each quarter, Nasdaq reweights the Underlying Index such that the maximum weight of any constituent does not exceed 8%. Only the five largest securities may exceed a 4% cap; the individual weight of all other remaining constituents may not exceed 4%.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the  Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of August 31, 2023, the Fund had significant exposure to the biotechnology industry. The Fund's portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Return—Calendar Year

	Period Ended	Returns
Year-to-date	September 30, 2023	-5.64%
Best Quarter	December 31, 2022	11.98%
Worst Quarter	March 31, 2022	-11.69%

Average Annual Total Returns (for the period ended December 31, 2022)
Average Annual Returns - Invesco Nasdaq Biotechnology ETF	1 Year	Since Inception	Inception Date
Invesco Nasdaq Biotechnology ETF	(10.24%)	(10.85%)	Jun. 11, 2021
After Taxes on Distributions | Invesco Nasdaq Biotechnology ETF	(10.42%)	(11.05%)
After Taxes on Distributions and Sale of Fund Shares | Invesco Nasdaq Biotechnology ETF	(5.96%)	(8.21%)
Nasdaq Biotechnology Index (reflects no deduction for fees, expenses or taxes)	(10.12%)	(10.78%)
S&P Composite 1500® Biotechnology Index (reflects no deduction for fees, expenses or taxes)	13.68%	8.92%